LEASES - Unsecured residual value (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
LEASES
Unsecured residual value	$ 96,849	$ 77,592
Technological equipment
LEASES
Unsecured residual value	58,357	49,990
Vehicles
LEASES
Unsecured residual value	15,966	14,243
Machinery and equipment
LEASES
Unsecured residual value	20,650	11,930
Furniture and fixtures
LEASES
Unsecured residual value	14	12
Other assets
LEASES
Unsecured residual value	$ 1,862	$ 1,417